JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

April 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan Municipal Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund (the “Funds”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 213 under the 1933 Act (Amendment No. 214 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the Amendment”).

This Amendment is being filed to reflect changes in the Funds’ disclosure. It is also being filed to register Eagle Class Shares for the JPMorgan Municipal Money Market Fund. As discussed with Alison White, this filing only includes Eagle Class, Morgan and Class C Shares of the Funds. If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary